Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2020
Entity Registrant Name	GMO Series Trust
Entity Central Index Key	0001521894
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Jun. 30, 2020
GMO Benchmark-Free Allocation Series Fund | Class PS
Prospectus:
Trading Symbol	GBFPX
GMO Benchmark-Free Allocation Series Fund | Class R6
Prospectus:
Trading Symbol	GBMRX
GMO Global Asset Allocation Series Fund | Class PS
Prospectus:
Trading Symbol	GLAPX
GMO Global Asset Allocation Series Fund | Class R6
Prospectus:
Trading Symbol	GATRX
GMO Global Equity Allocation Series Fund | Class PS
Prospectus:
Trading Symbol	GGAPX
GMO Global Equity Allocation Series Fund | Class R6
Prospectus:
Trading Symbol	GGASX
GMO Quality Series Fund | Class PS
Prospectus:
Trading Symbol	GQPSX
GMO Quality Series Fund | Class R6
Prospectus:
Trading Symbol	GQURX
GMO Climate Change Series Fund | Class PS
Prospectus:
Trading Symbol	GCHPX
GMO Resources Series Fund | Class R6
Prospectus:
Trading Symbol	GREDX
GMO Resources Series Fund | Class PS
Prospectus:
Trading Symbol	GREPX
GMO International Equity Allocation Series Fund | Class PS
Prospectus:
Trading Symbol	GEAPX
GMO International Equity Allocation Series Fund | Class R6
Prospectus:
Trading Symbol	GEARX
GMO International Equity Allocation Series Fund | Class R5
Prospectus:
Trading Symbol	GEAUX
GMO International Developed Equity Allocation Series Fund | Class R6
Prospectus:
Trading Symbol	GIDRX
GMO Emerging Markets Series Fund | Class PS
Prospectus:
Trading Symbol	GECPX
GMO Emerging Markets Series Fund | Class R6
Prospectus:
Trading Symbol	GECRX
Emerging Domestic Opportunities Series Fund | Class PS
Prospectus:
Trading Symbol	GEDAX